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AXP(SM) Diversified
Equity Income
Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) magnifying glass


AXP Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)



Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors (logo)

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Dual-purpose Stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. AXP Diversified Equity Income sets its sights on stocks that can provide this benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirement.

AXP DIVERSIFIED EQUITY INCOME FUND
                             (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report (Fund)      10
Financial Statements (Fund)              11
Notes to Financial Statements (Fund)     14
Independent Auditors' Report (Portfolio) 19
Financial Statements (Portfolio)         20
Notes to Financial Statements (Portfolio)23
Investments in Securities                28
Federal Income Tax Information           35

1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    5p
Past Performance                         6p
Fees and Expenses                        8p
Management                               9p
Buying and Selling Shares               10p
Valuing Fund Shares                     10p
Investment Options                      10p
Purchasing Shares                       12p
Sales Charges                           15p
Exchanging/Selling Shares               19p
Distributions and Taxes                 24p
Personalized Shareholder Information    25p
Master/Feeder Structure                 26p
About the Company                       27p
Quick Telephone Reference               29p
Financial Highlights                    30p

(This annual report is not part of the prospectus.)      ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new shareholder service and distribution plan.
o A change in the investment management services agreement.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

AXP Diversified Equity Income Fund enjoyed a productive 12 months, though a stock market slump late in the period tempered its performance. For the fiscal year -- October 1998 through September 1999 -- the Fund's total return for Class A shares was 17.18%. (This figure includes a substantial capital gain that was paid to shareholders in December 1998 and lowered the Fund's net asset value by the same amount at that time.)

At the outset of the period, the stock market was trying to shake off the effects of a decline that had driven it down by nearly 20%. But with the remarkable resilience they've shown in recent years, stocks not only righted themselves during the autumn

AXP DIVERSIFIED EQUITY INCOME FUND
                             (This annual report is not part of the prospectus.)

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of 1998 but also began to regain some lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve and ongoing strength of the economy, the advance turned into a spectacular rally that lasted through January.

After a setback in February, stocks got back on the positive track during the spring. But by mid-summer, a rise in long-term interest rates had made investors increasingly nervous. As a result, the market steadily retreated during the final three months of the period, eroding a good part of the Fund's gain.

`VALUE' COMES BACK
The Fund's performance pattern generally followed that of the broad market, but its ups and downs were less dramatic -- a reflection of the higher-than-average yields of the Fund's holdings, which helped mute fluctuations in the net asset value. While large-capitalization growth stocks continued their reign as the market's overall leader, it was both interesting and encouraging to note that, during the spring, the value stocks that this Fund focuses on did enjoy something of a resurgence. Whether we'll see more of that in the months ahead will largely determine the Fund's performance.

The largest area of investment during the 12 months was in financial services stocks, including those of banks, insurance and brokerage companies. They got off to a good start before tailing off late in the period under the pressure of higher interest rates. The rest of the portfolio was divided in roughly equal amounts among utility, technology and energy-related stocks. The latter two groups were especially strong and made a substantial contribution to the Fund's gain.

As the new fiscal year begins, the stock market is wrestling with a variety of often-conflicting factors: an economy that appears to remain strong, the possibility of higher inflation and higher interest rates, concerns about the strength of corporate profits, a depreciating U.S. dollar, and the ultimate effect of the Y2K computer situation. In light of the uncertainty, I plan to maintain a somewhat defensive investment approach that centers on stock sectors that have the potential to fare relatively well should the market find it difficult to make progress.


Kurt Winters

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                         $9.40
Sept. 30, 1998                                                         $8.96
Increase                                                               $0.44

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                            $0.31
From capital gains                                                     $0.76
Total distributions                                                    $1.07

Total return*                                                        +17.18%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                         $9.40
Sept. 30, 1998                                                         $8.96
Increase                                                               $0.44

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                            $0.24
From capital gains                                                     $0.76
Total distributions                                                    $1.00

Total return*                                                        +16.30%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                         $9.40
Sept. 30, 1998                                                         $8.96
Increase                                                               $0.44

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                            $0.32
From capital gains                                                     $0.76
Total distributions                                                    $1.08

Total return*                                                        +17.30%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP DIVERSIFIED EQUITY INCOME FUND
                             (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                         Percent                 Value
                                     (of net assets)     (as of Sept. 30, 1999)

 Citigroup                                 3.30%              $87,120,000
 American Intl Group                       2.57                67,919,921
 Mobil                                     2.40                63,472,499
 Intl Business Machines                    2.37                62,508,124
 Chevron                                   2.32                61,237,500
 AT&T                                      2.25                59,377,499
 Bank of America                           2.14                56,522,812
 Intl Paper                                2.11                55,752,500
 Circuit City Stores                       2.05                54,004,218
 American General                          2.02                53,393,438

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart


The 10 holdings listed here
make up 23.53% of net assets

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP DIVERSIFIED EQUITY INCOME FUND
                             (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in AXP Diversified Equity Income Fund

$50,000

                                                                   S&P 500 Index
$40,000                                          Lipper Equity Income  X
                                                      Fund Index   X
                                                                              X
$30,000                                                                  $35,474
                                                                 AXP Diversified
                                                              Equity Income Fund

$20,000


$10,000



$9,500


11/1/90    9/91    9/92   9/93     9/94    9/95     9/96    9/97    9/98   9/99

Average annual total return (as of Sept. 30, 1999)

                 1 year          5 years        10 years       Since inception

Class A           +11.31%         +12.80%          --%              +15.10%**
Class B           +12.30%             --%          --%              +14.80%*
Class Y           +17.30%             --%          --%              +16.07%*

 *Inception date was March 20, 1995.
**Inception date was October 15, 1990.

Assumes: Holding period from 11/1/90 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $5,987. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Equity Income Fund Index. In comparing AXP Diversified Equity Income Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Equity Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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The  financial  statements   contained  in  Post-Effective   Amendment  #101  to
Registration Statement No. 2-11328 filed on or about November 24, 1999, are incorporated herein by reference.

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Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Diversified Equity Income Fund
Fiscal year ended Sept. 30, 1999

Class A

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.22099
March 24, 1999                                 0.03938
June 23, 1999                                  0.02915
Sept. 22, 1999                                 0.01927

Total                                         $0.30879

Capital gain distribution taxable as long-term capital gain.

Payable date                                  Per share

Dec. 22, 1998                                 $0.76168

Total distributions                           $1.07047

The distribution of $0.98267 per share, payable Dec. 22, 1998, consisted of $0.04041 derived from net investment income, $0.18058 from net short-term capital gains (a total of $0.22099 taxable as dividend income) and $0.76168 from net long-term capital gains.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999

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Class B

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.20329
March 24, 1999                                 0.02134
June 23, 1999                                  0.01010
Sept. 22, 1999                                 0.00001

Total                                         $0.23474

Capital gain distributions taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.76168

Total distributions                           $0.99642

The distribution of $0.96497 per share, payable Dec. 22, 1998, consisted of $0.02271 derived from net investment income $0.18058 from net short-term capital gains (a total of $0.20329 taxable as dividend income) and $0.76168 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.22270
March 24, 1999                                 0.04146
June 23, 1999                                  0.03133
Sept. 22, 1999                                 0.02324

Total                                         $0.31873

Capital gain distributions taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.76168

Total distributions                           $1.08041

The distribution of $0.98438 per share, payable Dec. 22, 1998, consisted of $0.04212 derived from net investment income, $0.18058 from net short-term capital gains (a total of $0.22270 taxable as dividend income) and $0.76168 from net long-term capital gains.

AXP DIVERSIFIED EQUITY INCOME FUND
                             (This annual report is not part of the prospectus.)

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S-6475 N (11/99)

AXP Diversified Equity Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.